Investments accounted for using equity method (Tables)	6 Months Ended
Jun. 30, 2026
Investments accounted for using equity method [abstract]
Summary of Investments Accounted for Using Equity Method

	As at
	December 31,	June 30,
	2025	2026
	RMB’million	RMB’million
Investments in associates	1,572	2,608
Investments in joint ventures	87	83

	1,659	2,691

Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
Share of profit/(loss) of investments accounted for using equity method:
Associates	42	31
Joint ventures	(3)	(1)

	39	30

Summary of Movement of Investments in Associates and Joint Ventures
Movement of investments in associates and joint ventures is analyzed as follows:

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
At beginning of the period	4,669	1,659
Additions	1,824	84
Transfer (Note a)	—	954
Business combinations	2	21
Share of profit, net	39	30
Share of other comprehensive (loss)/income	(38)	1
Deemed disposal (Note 9)	(4,506)	—
Disposal	(49)	(4)
Currency translation differences	(10)	(48)
Dividend income	(72)	(6)
At end of the period	1,859	2,691